Note 8 - Debt and Credit Facilities (Details) - Debt-to-Capitalization Ratios	Dec. 31, 2013	Dec. 31, 2012
AGL Resources Inc [Member]
Schedule of Capitalization [Line Items]
Debt-to-capitalization ratio	0.57	0.58
Nicor Gas [Member]
Schedule of Capitalization [Line Items]
Debt-to-capitalization ratio	0.55	0.55